FINANCIAL RISK MANAGEMENT, Commodity Price Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($) Ton $ / Ton	Dec. 31, 2019 ARS ($) $ / Ton	Dec. 31, 2018 ARS ($)	Dec. 31, 2020 USD ($)
Monthly Short Tons [Abstract]
Derivative financial instruments | $	$ 0	$ 373,058
Commodity Price Risk [Member]
Commodity Rate Risk [Abstract]
Percentage decrease in price of Liquids due to COVID	30.00%
Increase (decrease) in international price of LPG and natural gasoline | $ / Ton	50	50
Monthly Short Tons [Abstract]
Premium paid | $				$ 3
Derivative financial instruments | $	$ 0	$ 373,058
Commodity Price Risk [Member] | Propane [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	6,663
Commodity Price Risk [Member] | Propane [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	0
Commodity Price Risk [Member] | Propane [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	9,996
Commodity Price Risk [Member] | Propane [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	14,438
Commodity Price Risk [Member] | Butane [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,967
Commodity Price Risk [Member] | Butane [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	0
Commodity Price Risk [Member] | Butane [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	7,727
Commodity Price Risk [Member] | Butane [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	11,038
Commodity Price Risk [Member] | Natural Gasoline [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	2,976
Commodity Price Risk [Member] | Natural Gasoline [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,519
Commodity Price Risk [Member] | Natural Gasoline [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,630
Commodity Price Risk [Member] | Natural Gasoline [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	6,614
Commodity Price Risk [Member] | Liquids Production and Commercialization [Member]
Commodity Rate Risk [Abstract]
Decrease in net comprehensive income due to commodity risk | $	$ 2,018,826	$ 1,569,844	$ 1,156,053